QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 08/31
                       -------------------------------

                      Date of reporting period: 11/30/2008
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
November 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Fund; and
Third Millennium Russia Fund

                                 CSI EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                November 30, 2008
                                   (unaudited)

    Number                                            Market
    of Shares           Description                    Value
    --------            ---------                   ------------
    --------            ---------                   ------------

                  COMMON STOCKS:            93.96%

                  BANKING:                   8.68%
     89,600       Banco De Santander  ADR               749,952
     47,000       Bank America                          763,750
     33,000       DBS Group Holdings ADR                818,400
     20,200       HSBC Holdings ADR                   1,098,274
     51,000       Wells Fargo & Co.                   1,473,390
                                                    ------------
                                                    ------------
                                                      4,903,766
                                                    ------------
                                                    ------------

                  BEVERAGES:                 2.61%
     26,000       Pepsico Inc.                        1,474,200
                                                    ------------
                                                    ------------

                  COMPUTER AND PERIPHERALS:  1.82%
     62,000       Cisco Systems, Inc.                 1,025,480
                                                    ------------
                                                    ------------

                  COMPUTER SOFTWARE/SERVICES:5.47%
     33,000       Infosys Technologies Limited-SP ADR   829,950
     56,000       Microsoft Corp.                     1,132,320
     33,000       SAP ADR                             1,126,620
                                                    ------------
                                                    ------------
                                                      3,088,890
                                                    ------------
                                                    ------------

                  DRUG AND MEDICAL:         12.63%
     31,300       Abbott Laboratories                 1,639,807
     27,500       Johnson & Johnson                   1,610,950
     32,000       Novartis AG                         1,501,440
     20,200       Roche Holdings LTD ADR              1,407,940
     25,000       Stryker Corp.                         973,000
                                                    ------------
                                                    ------------
                                                      7,133,137
                                                    ------------
                                                    ------------

                  ELECTRONICS/EQUIPMENT:     5.73%
     35,000       Emerson Electric Co.                1,256,150
     55,000       General Electric Corp.                944,350
     75,000       Intel Corp.                         1,035,000
                                                    ------------
                                                    ------------
                                                      3,235,500
                                                    ------------
                                                    ------------

                  FINANCIAL:                 4.14%
     78,000       Charles Schwab                      1,429,740
     21,500       State Street Corp                     905,365
                                                    ------------
                                                    ------------
                                                      2,335,105
                                                    ------------
                                                    ------------
                  FOOD:                      6.40%
     20,500       Diageo PLC ADR                      1,155,585
     44,000       Kraft Foods, Inc.                   1,197,240
     34,750       Nestle S.A. ADR                     1,259,688
                                                    ------------
                                                    ------------
                                                      3,612,513
                                                    ------------

                  HOUSEHOLD:                 6.09%
      6,100       Kao Corporation ADR                 1,747,040
     26,300       Proctor & Gamble                    1,692,405
                                                    ------------
                                                    ------------
                                                      3,439,445
                                                    ------------
                                                    ------------

                  MANUFACTURING:             8.58%
     37,700       Dupont EI                             944,762
     22,000       3M Co.                              1,472,460
     50,000       Unilever NV                         1,168,500
     26,000       United Technologies                 1,261,780
                                                    ------------
                                                    ------------
                                                      4,847,502
                                                    ------------
                                                    ------------

                  MATERIALS:                 1.67%
     23,600       BHP Billiton LTD ADR                  944,472
                                                    ------------
                                                    ------------


                  MULTI-MEDIA:               2.15%
     54,000       Walt Disney Co.                     1,216,080
                                                    ------------
                                                    ------------

                  OIL:                      12.06%
     26,200       BASF AG - ADR                         833,160
     19,300       Chevron Corp.                       1,524,893
     20,000       Conocophillips                      1,050,400
     23,500       Royal Dutch Shell PLC               1,256,075
     18,000       Schlumberger Ltd.                     913,320
     23,400       Total Fina ADR                      1,234,350
                                                    ------------
                                                    ------------
                                                      6,812,198
                                                    ------------
                                                    ------------

                  RETAIL:                    4.98%
     25,700       Costco Wholesale                    1,322,779
     28,000       Nike, Inc. Class B                  1,491,000
                                                    ------------
                                                    ------------
                                                      2,813,779
                                                    ------------
                                                    ------------

                  TELECOMMUNICATIONS:        3.24%
     21,000       China Telecom Ltd ADR                 962,430
     35,000       Hutchison Whampoa ADR                 868,350
                                                    ------------
                                                    ------------
                                                      1,830,780
                                                    ------------
                                                    ------------

                  TRANSPORTATION:            3.55%
     15,500       Fedex Corporation                   1,095,075
     51,600       Johnson Controls Inc.                 911,256
                                                    ------------
                                                    ------------
                                                      2,006,331
                                                    ------------
                                                    ------------

                  UTILITIES:                 4.15%
     28,000       EON AG ADR                            975,800
     28,000       FPL Group                           1,365,280
                                                    ------------
                                                    ------------
                                                      2,341,080
                                                    ------------
                                                    ------------


                  Total Securities          93.96%   53,060,258
                  Cash and Cash Equivalents  6.04%    3,408,600
                                         ---------- ------------
                                         ---------- ------------
                  TOTAL INVESTMENTS        100.00%  $ 56,468,858
                                         ========== ============
                                         ========== ============



FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2008:



    Valuation Inputs:                              Investment in Securities:
    -----------------                              -------------------------
    Level 1 - Quoted Prices                         $ 53,060,258
    Level 2 - Other Significant Observable Inputs             -
    Level 3 - Significant Unobservable Inputs                 -
                                                    ------------
                                                    ------------
     Total:                                         $ 53,060,258
                                                    ------------

                          THIRD MILLENNIUM RUSSIA FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               November 30, 2008
                                  (unaudited)

Number of                                  % of Total   Market
 Shares     Security Description           Investments  Value
----------  -------------------------------           -----------
----------  -------------------------------           -----------

            COMMON STOCK:                    92.00%

            AGRICULTURE/CHEMICALS:            7.83%
   40,000   Acron                                      $ 440,000
    6,592   Silvinit Preferred                           988,800
   20,000   Stirol Concern ADR                           107,645
  155,000   Uralkaliy                                  1,129,950
                                                      -----------
                                                      -----------
                                                       2,666,395
                                                      -----------
                                                      -----------

            CELLULAR TELECOMMUNICATION:       6.90%
   41,000   Mobile Telesystems ADR                     1,215,240
  125,511   Vimpel Communications ADR                  1,135,875
                                                      -----------
                                                      -----------
                                                       2,351,115
                                                      -----------
                                                      -----------

            CONSTRUCTION:                     2.96%
1,000,000   Russian Infrastructure                       626,751
    6,000   Sibirskiy Cement                             210,000
   10,000   Strabag SE-BR                                171,369
                                                      -----------
                                                      -----------
                                                       1,008,120
                                                      -----------
                                                      -----------

            CONSUMER:                         8.20%
2,500,000   Bohdan Automobile Plan                        76,058
   68,667   Data Art                                     699,998
   21,450   IBS Group Holding GDR                         22,872
    3,882   Kalina Concern GDR 144A                       32,027
  100,000   KDD Group                                     25,311
   65,000   Magnit OJSC Spon GDR                         305,500
  172,250   Mirland Development Corp.                    108,996
  138,352   Open Investments GDR                         605,290
    7,500   RBC Information Systems                       23,100
    6,000   Rosinter Restaurants Holding                  87,000
  100,000   Sistema Hals GDR 144A                         25,000
   60,000   Sollers                                      330,000
   55,000   TMM Real Estate GDR                           62,835
    8,000   Wimm Bill Dann Foods ADR                     190,640
   36,664   X-5 Retail Group REG S                       197,986
                                                      -----------
                                                      -----------
                                                       2,792,613
                                                      -----------
                                                      -----------

            FINANCIAL:                        4.12%
   15,000   Raiffeisen International Bank                412,238
1,200,000   Sberbank RF                                  990,000
                                                      -----------
                                                      -----------
                                                       1,402,238
                                                      -----------
                                                      -----------

            GAS DISTRIBUTION:                10.07%
   95,000   Gazprom OAO Spon ADR                       1,616,900
   75,000   Novatek OAO Spon GDR                       1,612,500
  183,554   Teton Energy Corporation                     200,074
                                                      -----------
                                                      -----------
                                                       3,429,474
                                                      -----------
                                                      -----------

            NATURAL RESOURCES:                7.01%
2,000,000   Belon                                        700,000
  248,000   Ferrexpo                                     124,592
  160,000   Norilsk ADR                                1,180,800
   12,000   Verkhanaya Salda Metal                       384,000
                                                      -----------
                                                      -----------
                                                       2,389,392
                                                      -----------
                                                      -----------

            OIL DISTRIBUTION:                18.30%
   25,000   Gazprom Neft Spon ADR                        255,000
   72,250   Kazmunaigas ADR                              968,873
  100,000   Lukoil Oil Co. ADR                         3,150,000
  400,000   Rosneft Oil GDR                            1,588,000
    8,000   Tatneft Spon GDR                             272,000
                                                      -----------
                                                      -----------
                                                       6,233,873
                                                      -----------
                                                      -----------

            STEEL:                            3.78%
   38,000   Evraz Group GDR                              349,600
  100,000   Mechel Steel Group                           627,000
   15,000   Novolipetsk Steel GDR 144A                   148,500
    8,500   Severstal GDR                                 25,755
   25,000   TMK - GDR                                    137,500
                                                      -----------
                                                      -----------
                                                       1,288,355
                                                      -----------
                                                      -----------

            TRANSPORTATION:                   3.72%
    7,314   Aeroflot REG S                             1,268,979
                                                      -----------
                                                      -----------

            UTILITIES:                       17.08%
      525   Deutsche Bank WTS 12/31/2009               2,717,527
45,455,000  Federal Grid Co. Unified Energy System Spon G268,185
4,770,000   MRSK Holding                                 205,110
1,384,864   Rengen SHS                                 1,975,647
25,052,902  RusHydro                                     651,375
        1   TGK 10 OAO Spon GDR                                3
                                                      -----------
                                                      -----------
                                                       5,817,847
                                                      -----------
                                                      -----------

            WIRELINE TELECOMMUNICATION:       2.05%
  300,000   Comstar GDR                                  675,000
    6,000   Far East Telecom ADR                          22,500
                                                      -----------
                                                      -----------
                                                         697,500
                                                      -----------
                                                      -----------

            TOTAL SECURITIES                 92.00%   31,345,900
            CASH AND CASH EQUIVALENTS         8.00%    2,724,373
                                           ---------  -----------
                                           ---------  -----------
            TOTAL INVESTMENTS               100.00%   $ 34,070,273
                                           =========  ===========
                                           =========  ===========


FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2008:


                                                     Investment in
            Valuation Inputs:                         Securities
                                                      -----------
                                                      -----------
            Level 1 - Quoted Prices                   $ 13,398,232
            Level 2 - Other Significant Observable Inp17,947,668
            Level 3 - Significant Unobservable Inputs          -
                                                      -----------
                                                      -----------
                                    Total:            $ 31,345,900
                                                      -----------
                                                      -----------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: Januaray 29, 2009
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: Januaray 29, 2009
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: Januaray 29, 2009
      ------------------------------------